Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Unaudited Quarterly Financial Data

	Quarters
(in millions, except per share data)	First(3)	Second	Third	Fourth
Fiscal 2010 (1)
Total revenues (2)	$11,138.4	$11,288.8	$11,251.8	$11,294.2
Cost of revenues (2)	10,475.2	10,531.3	10,487.7	10,520.8

Gross profit	663.2	757.5	764.1	773.4
Selling, general and administrative	208.5	227.2	236.1	215.5

Operating income	454.7	530.3	528.0	557.9
Net income from continuing operations	260.6	307.3	307.1	329.6
Net loss from discontinued operations, net of tax	(0.4)	(17.4)	(5.6)	—

Net income	$260.2	$289.9	$301.5	$329.6
Basic earnings (loss) per share:
Continuing operations	$0.47	$0.56	$0.58	$0.62
Discontinued operations	—	(0.03)	(0.01)	—
Net earnings	0.47	0.53	0.57	0.62
Diluted earnings (loss) per share:
Continuing operations	$0.47	$0.56	$0.57	$0.62
Discontinued operations	—	(0.03)	(0.01)	—
Net earnings	0.47	0.53	0.56	0.62
Fiscal 2009 (1) (3)
Total revenues (2)	$5,415.5	$5,496.8	$5,613.0	$8,197.0
Cost of revenues (2)	4,882.9	4,904.2	5,001.9	7,509.3

Gross profit	532.6	592.6	611.1	687.7
Selling, general and administrative	177.3	212.4	252.7	284.1

Operating income	355.3	380.2	358.4	403.6
Net income from continuing operations	214.6	192.1	196.8	223.1
Net (loss) income from discontinued operations, net of tax	(0.2)	0.2	0.8	0.2

Net income	$214.4	$192.3	$197.6	$223.3
Basic earnings per share:
Continuing operations	$0.43	$0.37	$0.36	$0.41
Discontinued operations	—	—	—	—
Net earnings	0.43	0.37	0.36	0.41
Diluted earnings per share:
Continuing operations	$0.43	$0.37	$0.35	$0.40
Discontinued operations	—	—	—	—
Net earnings	0.43	0.37	0.36	0.40

(1)	Includes the December 1, 2009 acquisition of NextRx.
(2)	Includes retail pharmacy co-payments of $1,662.6 and $822.7 for the three months ended March 31, 2010 and 2009, respectively, $1,547.3 and $721.1 for the three months ended June 30, 2010 and 2009, respectively, $1,478.5 and $708.4 for the three months ended September 30, 2010 and 2009, respectively, and $1,493.0 and $879.9 for the three months ended December 31, 2010 and 2009, respectively.
(3)	Restated to exclude the discontinued operations of PMG